Leases - Cash Flow From Lease Transactions (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance leases	$ 8
Financing cash outflows from finance leases	22
Operating cash outflows from operating leases	1,541
ROU assets obtained in exchange for new finance lease liabilities	209
ROU assets obtained in exchange for new operating lease liabilities	6,481
ROU assets obtained in exchange for new finance lease liabilities - post adoption
ROU assets obtained in exchange for new operating lease liabilities - post adoption	$ 1,679